Group income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit (loss) [abstract]
Revenue from fee business	$ 823	$ 1,510	$ 1,486
Revenue from owned, leased and managed lease hotels	169	573	447
System Fund revenues	765	1,373	1,233
Reimbursement of costs	637	1,171	1,171
Total revenue	2,394	4,627	4,337
Cost of sales	(354)	(782)	(671)
System Fund expenses	(867)	(1,422)	(1,379)
Reimbursed costs	(637)	(1,171)	(1,171)
Administrative expenses	(267)	(385)	(415)
Share of losses of associates and joint ventures	(14)	(3)	(1)
Other operating income	16	21	14
Depreciation and amortisation	(110)	(116)	(115)
Impairment loss on financial assets	(88)	(8)	(17)
Other impairment charges	(226)	(131)
Operating (loss)/profit	(153)	630	582
Operating (loss)/profit analysed as:
Operating profit before System Fund and exceptional items	219	865	832
System Fund	(102)	(49)	(146)
Operating exceptional items	(270)	(186)	(104)
Operating (loss)/profit	(153)	630	582
Financial income	4	6	5
Financial expenses	(144)	(121)	(101)
Fair value gains/(losses) on contingent purchase consideration	13	27	(4)
(Loss)/profit before tax	(280)	542	482
Tax	20	(156)	(132)
(Loss)/profit for the year from continuing operations	(260)	386	350
Attributable to:
Equity holders of the parent	(260)	385	349
Non-controlling interest		1	1
Profit loss from continuing operations	$ (260)	$ 386	$ 350
Continuing and total operations:
Basic	$ (1.429)	$ 2.104	$ 1.837
Diluted	$ (1.429)	$ 2.092	$ 1.818